UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         2/9/2010
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                2

     Form 13F Information Table Entry Total:         190

     Form 13F Information Table Value Total:   $  365588

                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------


Abbott Laboratories                     COM           002824100      248    4600   SH           Other                           4600
Amazon COM Inc                          COM           023135106     8451   62827   SH         Defined      1 2  62827
American Tower Corp                     CL A          029912201      344    8000   SH           Other                           8000
Anadarko Pete Corp Common               COM           032511107      368    5900   SH           Other                           5900
Ansys Inc.                              COM           03662Q105      384    8842   SH         Defined      1 2   8842
Apple Computer Inc                      COM           037833100      300    1426   SH           Other                           1426
Apple Computer Inc                      COM           037833100      579    2746   SH         Defined      1 2   2746
AT & T Inc                              COM           00206R102      464   16537   SH         Defined      1 2  16537
Atlas Energy, Inc.                      COM           049298102     2381   78993   SH         Defined      1 2  78993
Automatic Data Processing Inc.          COM           053015103     1263   29500   SH         Defined      1 2  29500
Bank Amer Corp Common                   COM           060505104      381   25271   SH         Defined      1 2  25271
Bank Amer Corp Common                   COM           060505104      168   11150   SH           Other                          11150
Bank New York Mellon Corp               COM           064058100      218    7800   SH           Other                           7800
Bank Of Hawaii Corp                     COM           062540109      241    5125   SH           Other                           5125
Baxter International Common             COM           071813109      356    6060   SH           Other                           6060
Becton Dickinson & Co                   COM           075887109      237    3000   SH           Other                           3000
Bed Bath And Beyond Inc.                COM           075896100      293    7600   SH         Defined      1 2   7600
Berkshire Hathaway Class A              CL A          084670108     1290      13   SH         Defined      1 2     13
Berkshire Hathaway Class B              CL B          084670207      332     101   SH           Other                            101
Berkshire Hathaway Class B              CL B          084670207      772     235   SH         Defined      1 2    235
Boardwalk Pipeline Partners LP          UT LTD PARTNR 096627104     3805  126710   SH         Defined      1 2 126710
Boeing Co COM                           COM           097023105       97    1800   SH           Other                           1800
Boeing Co COM                           COM           097023105      171    3150   SH         Defined      1 2   3150
BP Amoco Plc                            SPONSORED ADR 055622104     1444   24903   SH         Defined      1 2  24903
Breitburn Energy Partners, L.P.         UT LTD PTN    106776107     1946  183736   SH         Defined      1 2 183736
Buckeye Partners LP                     UNIT LTD PTN  118230101     3547   65140   SH         Defined      1 2  65140
Cadbury PLC                             SPONS ADR     12721E102      951   18510   SH         Defined      1 2  18510
Calgon Carbon CP                        COM           129603106      139   10000   SH           Other                          10000
Canadian Nat Res Ltd Common             COM           136385101      547    7600   SH           Other                           7600
Caterpillar Inc Del                     COM           149123101      114    2000   SH           Other                           2000
Caterpillar Inc Del                     COM           149123101      252    4424   SH         Defined      1 2   4424
Chattem Inc Common                      COM           162456107      280    3000   SH           Other                           3000
Chesapeake Energy Corp Common           COM           165167107      466   18004   SH         Defined      1 2  18004
Chevron Corp                            COM           166764100      269    3500   SH         Defined      1 2   3500
Chubb Corp                              COM           171232101      236    4800   SH         Defined      1 2   4800
Cisco Systems Inc.                      COM           17275R102      243   10150   SH           Other                          10150
Cisco Systems Inc.                      COM           17275R102       28    1181   SH         Defined      1 2   1181
CNA Finl Corp Common                    COM           126117100      240   10000   SH         Defined      1 2  10000
Coca-cola Co COM                        COM           191216100      285    5000   SH         Defined      1 2   5000
Conoco Phillips                         COM           20825C104      794   15556   SH         Defined      1 2  15556
Conoco Phillips                         COM           20825C104       51    1000   SH           Other                           1000
Consolidated Water Co. Ltd.             ORD           G23773107      262   18300   SH           Other                          18300
Copano Energy, LP                       COM UNITS     217202100     2920  122112   SH         Defined      1 2 122112
Costco Wholesale Corp.                  COM           22160K105      219    3700   SH         Defined      1 2   3700
Ctrip.com International LTD             ADR           22943F100      429    5967   SH         Defined      1 2   5967
Dara Biosciences, Inc.                  COM           23703P106        6   12892   SH         Defined      1 2  12892
Deere & Co.                             COM           244199105      451    8340   SH         Defined      1 2   8340
Deere & Co.                             COM           244199105       68    1250   SH           Other                           1250
Devon Energy Corp. New                  COM           25179M103      342    4656   SH         Defined      1 2   4656
Diageo Plc Spsd ADR New                 SPON ADR NEW  25243Q205     1305   18800   SH         Defined      1 2  18800
Duke Energy Corp New COM                COM           26441C105      177   10289   SH         Defined      1 2  10289
E I Du Pont De Nemours And Co.          COM           263534109      217    6459   SH         Defined      1 2   6459
E I Du Pont De Nemours And Co.          COM           263534109       96    2850   SH           Other                           2850
Ecolab Inc COM                          COM           278865100      223    5000   SH           Other                           5000
Emerson Elec Co COM                     COM           291011104      820   19239   SH         Defined      1 2  19239
Enbridge Energy Partners, L.P.          COM           29250R106     7528  140214   SH         Defined      1 2 140214
Encore Energy L.P.                      COM UNIT      29257A106     2335  117789   SH         Defined      1 2 117789
Energy Transfer Partners L.P.           UNIT LTD PTN  29273R109     7644  169978   SH         Defined      1 2 169978
Enterprise Products Partners LP         COM           293792107    10089  321195   SH         Defined      1 2 321195
Eog Res Inc COM                         COM           26875P101      681    7000   SH         Defined      1 2   7000
Ev Energy Partners, LP                  COM UNITS     26926V107     2409   79674   SH         Defined      1 2  79674
Exxon Mobil Corp                        COM           30231G102      159    2325   SH           Other                           2325
Exxon Mobil Corp                        COM           30231G102     4186   61392   SH         Defined      1 2  61392
Fedex Corp COM                          COM           31428X106      213    2550   SH           Other                           2550
Foot Locker Inc                         COM           344849104      118   10600   SH           Other                          10600
Freeport-McMoRan Copper & Gold          PFD CONV      35671D782      575    5000   SH           Other                           5000
Freeport-McMoran Copper & Gold Inc      COM           35671D857      349    4350   SH         Defined      1 2   4350
Gabelli Equity Tr Inc Common            COM           362397101      165   32770   SH         Defined      1 2  32770
General Cable Corp Del New Common       COM           369300108      615   20889   SH         Defined      1 2  20889
General Dynamics Corp                   COM           369550108      211    3100   SH           Other                           3100
General Electric                        COM           369604103      444   29366   SH         Defined      1 2  29366
General Electric                        COM           369604103      152   10050   SH           Other                          10050
Google Inc-Cl A                         CL A          38259P508      186     300   SH           Other                            300
Google Inc-Cl A                         CL A          38259P508     3410    5500   SH         Defined      1 2   5500
Honeywell Intl Inc COM                  COM           438516106      683   17425   SH         Defined      1 2  17425
Hudson City Bancorp                     COM           443683107      183   13350   SH           Other                          13350
Hugoton Royalty Tr                      UNIT BEN INT  444717102      770   47910   SH         Defined      1 2  47910
Intel Corporation                       COM           458140100       19     916   SH         Defined      1 2    916
Intel Corporation                       COM           458140100      212   10400   SH           Other                          10400
International Business Machines Corp.   COM           459200101      524    4000   SH           Other                           4000
International Business Machines Corp.   COM           459200101      196    1500   SH         Defined      1 2   1500
iPath DJ-AIG Commodity Index            DJBS CM ETN36 06738C778     8860  207521   SH         Defined      1 2 207521
iPath S&P 500 VIX ShrtTerm Futures ETN  IPTH SHRT ETN 06740C527     1706   50076   SH         Defined      1 2  50076
iShares Barclay's 1-3 Year Treasury Bnd BARCLYS 1-3 Y 464287457     4785   57674   SH         Defined      1 2  57674
iShares Barclay's Aggregate Bond        BARCLY USAG B 464287226     2946   28554   SH         Defined      1 2  28554
iShares Barclay's TIPS Bond             BARCLY TPS BD 464287176      220    2115   SH         Defined      1 2   2115
iShares MSCI Canada Index               MSCI CDA INDX 464286509     5149  195560   SH         Defined      1 2 195560
iShares MSCI Emerging Markets Index     MSCI EMRG MKT 464287234     1456   35084   SH         Defined      1 2  35084
iShares MSCI Hong Kong Index            MSCI HNG KNG  464286871     4737  302474   SH         Defined      1 2 302474
iShares MSCI Japan Index                MSCI JAPAN    464286848     3719  381868   SH         Defined      1 2 381868
iShares Russell 1000 Growth Index       RSSLL1000GRW  464287614     2828   56725   SH         Defined      1 2  56725
iShares Russell 2000 Value              RUSL 2000 VAL 464287630      303    5212   SH         Defined      1 2   5212
iShares S & P Europe Index              S&P EURO PLUS 464287861    14147  363112   SH         Defined      1 2 363112
Johnson & Johnson                       COM           478160104       64    1000   SH         Defined      1 2   1000
Johnson & Johnson                       COM           478160104      515    8000   SH           Other                           8000
JPMorgan Alerian MLP ETN                ALRIN ML ETN  46625H365    13806  483055   SH         Defined      1 2 483055
Jpmorgan Chase & Co                     COM           46625H100      250    6000   SH           Other                           6000
Jpmorgan Chase & Co                     COM           46625H100      198    4761   SH         Defined      1 2   4761
Kayne Anderson Energy Development Co    COM           48660Q102     5525  379696   SH         Defined      1 2 379696
Kinder Morgan Energy Partners L P       UT LTD PTNR   494550106    10084  165356   SH         Defined      1 2 165356
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      247   17000   SH         Defined      1 2  17000
L-3 Comm Hldgs Inc.                     COM           502424104      261    3000   SH           Other                           3000
Magellan Midstream Partners LP          COM UNT RP LP 559080106     7223  166689   SH         Defined      1 2 166689
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     5688  129888   SH         Defined      1 2 129888
Market Vectors Gold Miners ETF          GOLD MNER ETF 57060U100    24360  527169   SH         Defined      1 2 527169
Market Vectors Pre-Refunded Muni ETF    PRE-RF MN ETF 57060U738      829   33190   SH         Defined      1 2  33190
Markwest Energy Partners L.P.           UNIT LTD PTN  570759100     2441   83394   SH         Defined      1 2  83394
Medivation, Inc.                        COM           58501N101     1585   42105   SH         Defined      1 2  42105
Metlife Inc                             COM           59156R108      142    4025   SH           Other                           4025
Metlife Inc                             COM           59156R108      868   24556   SH         Defined      1 2  24556
Mi Developments Inc, Aurora             CL A SUB VTG  55304X104      184   15000   SH         Defined      1 2  15000
Microsoft Corp.                         COM           594918104      187    6150   SH         Defined      1 2   6150
Microsoft Corp.                         COM           594918104      715   23450   SH           Other                          23450
Monsanto Company                        COM           61166W101      620    7586   SH         Defined      1 2   7586
Norfolk Southern Corp                   COM           655844108      425    8100   SH           Other                           8100
Novartis Ag Sponsored Adr               SPONSORED ADR 66987V109      267    4900   SH         Defined      1 2   4900
Nustar Energy L.P.     UNIT             COM           67058H102     6038  107648   SH         Defined      1 2 107648
NY Comm Bancorp Inc                     COM           649445103      174   12000   SH           Other                          12000
Occidental Petroleum Corp               COM           674599105      411    5050   SH           Other                           5050
Occidental Petroleum Corp               COM           674599105      244    3000   SH         Defined      1 2   3000
Oil Services HOLDRS Trust               DEPOSTRY RCPT 678002106     1551   13045   SH         Defined      1 2  13045
Oneok Partners LP                       UNIT LTD PTN  68268N103     4684   75180   SH         Defined      1 2  75180
Oneok Partners LP                       UNIT LTD PTN  68268N103      107    2400   SH           Other                           2400
Oracle Corp COM                         COM           68389X105      253   10300   SH           Other                          10300
Pepsico Inc.                            COM           713448108       90    1488   SH         Defined      1 2   1488
Pepsico Inc.                            COM           713448108      462    7600   SH           Other                           7600
Permian Basin Royalty Trust             UNIT BEN INT  714236106      524   36290   SH         Defined      1 2  36290
Peroleo Brasileiro S.A. Cl A            SP ADR NN VTG 71654V101      317    7225   SH         Defined      1 2   7225
Petrohawk Energy Corp.                  COM           716495106      284   11229   SH         Defined      1 2  11229
Petroleo Brasileiro Sa Petrobs Spsd ADR SPNSORED ADR  71654V408       36     750   SH         Defined      1 2    750
Petroleo Brasileiro Sa Petrobs Spsd ADR SPNSORED ADR  71654V408      238    5000   SH           Other                           5000
Pinnacle West Cap Corp COM              COM           723484101      256    7000   SH         Defined      1 2   7000
Pinnacle West Cap Corp COM              COM           723484101      750   20500   SH           Other                          20500
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     2189   97514   SH         Defined      1 2  97514
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105     4520   85531   SH         Defined      1 2  85531
PNM Resources Inc.                      COM           69349H107      569   45000   SH         Defined      1 2  45000
Potash Corp Sask Inc                    COM           73755L107      722    6654   SH         Defined      1 2   6654
Powershares DB US Dlr Index Bllsh Fnd   DOLL INDX BLL 73936D107     1608   69690   SH         Defined      1 2  69690
PowerShares Water Resources             WATER RES     73935X575     3142  186374   SH         Defined      1 2 186374
Praxair                                 COM           74005P104       58     720   SH         Defined      1 2    720
Praxair                                 COM           74005P104      149    1850   SH           Other                           1850
Procter & Gamble Co.                    COM           742718109       61    1000   SH         Defined      1 2   1000
Procter & Gamble Co.                    COM           742718109      423    6975   SH           Other                           6975
Royal Caribbean Cruises Ltd Shs         COM           V7780T103      885   35000   SH           Other                          35000
Royal Caribbean Cruises Ltd Shs         COM           V7780T103      329   13000   SH         Defined      1 2  13000
San Juan Basin Rty Tr                   UNIT BEN INT  798241105      752   43620   SH         Defined      1 2  43620
Sba Communications Corp Class A         COM           78388J106      410   12000   SH           Other                          12000
Schlumberger Limited                    COM           806857108      462    7100   SH           Other                           7100
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506     1908   33462   SH         Defined      1 2  33462
Select Sector SPDR- Financial           SBI INT-FINL  81369Y605     1141   79220   SH         Defined      1 2  79220
Select Sector Spdr Tr Health Care       SBI HEALTHCR  81369Y209     2056   66187   SH         Defined      1 2  66187
Select Sector SPDR: Consumer Staples    SBI CONS STPL 81369Y308     4454  168262   SH         Defined      1 2 168262
Short S & P 500 ProShares               PSHS SHRT S&P 74347R503     3295   62689   SH         Defined      1 2  62689
Southwest Airls Co COM                  COM           844741108      960   84000   SH           Other                          84000
Southwest Airls Co COM                  COM           844741108      354   31000   SH         Defined      1 2  31000
SPDR Gold Trust                         GOLD SHS      78463V107    83184  778173   SH         Defined      1 2 778173
Suncor Energy Inc. New                  COM           867224107      570   16150   SH         Defined      1 2  16150
Suncor Energy Inc. New                  COM           867224107      177    5000   SH           Other                           5000
Targa Resources Partners LP             COM UNIT      87611X105     2592  106611   SH         Defined      1 2 106611
Terra Industries, Inc.                  COM           880915103      219    6524   SH         Defined      1 2   6524
Texas Capital Bank Corp.                COM           88224Q107      419   30000   SH         Defined      1 2  30000
Tiffany and Co.                         COM           886547108      215    5000   SH           Other                           5000
Transocean Ltd, Zug Namen-akt.          REG SHS       H8817H100      381    4603   SH         Defined      1 2   4603
Ultra Short Lehman 20+Trsy Pro Shares   PSHS ULTSH 20 74347R297     3032   60790   SH         Defined      1 2  60790
United Sts Nat Gas Fund Lp Unit         UNIT          912318102      549   54500   SH         Defined      1 2  54500
United Sts Stl Corp New                 COM           912909108      331    6000   SH           Other                           6000
United Technologies Co                  COM           913017109      347    5000   SH           Other                           5000
Unum Group Common                       COM           91529Y106      185    9500   SH         Defined      1 2   9500
Unum Group Common                       COM           91529Y106      527   27000   SH           Other                          27000
USEC, Inc.                              COM           90333E108      193   50000   SH         Defined      1 2  50000
Validus Holdings Ltd Shs                COM SHS       G9319H102      419   15563   SH           Other                          15563
Validus Holdings Ltd Shs                COM SHS       G9319H102      279   10372   SH         Defined      1 2  10372
Vanguard Industrials ETF                INDSTRL ETF   92204A603     2028   39327   SH         Defined      1 2  39327
Verizon Communications                  COM           92343V104      901   27202   SH         Defined      1 2  27202
Visa Inc                                COM           92826C839      245    2800   SH           Other                           2800
Vistaprint N.v., Venlo Shs              SHS           N93540107      283    4990   SH         Defined      1 2   4990
Vodafone Group Plc New Spnsrd           SPNS ADR NEW  92857W209      349   15100   SH           Other                          15100
Vodafone Group Plc New Spnsrd           SPNS ADR NEW  92857W209       23     997   SH         Defined      1 2    997
Vornado Rlty Tr Common                  SH BEN INT    929042109      285    4075   SH           Other                           4075
Walmart Stores Inc.                     COM           931142103      673   12586   SH         Defined      1 2  12586
Walmart Stores Inc.                     COM           931142103      325    6075   SH           Other                           6075
Walt Disney Co.                         COM DISNEY    254687106      413   12800   SH           Other                          12800
Walt Disney Co.                         COM DISNEY    254687106        1      23   SH         Defined      1 2     23
Waste Mgmt Inc Del COM                  COM           94106L109      123    3650   SH           Other                           3650
Waste Mgmt Inc Del COM                  COM           94106L109      304    9000   SH         Defined      1 2   9000
Wells Fargo & Co New COM                COM           949746101      246    9100   SH         Defined      1 2   9100
Western Gas Partners L.P.               COM UNT LP IN 958254104     2228  114301   SH         Defined      1 2 114301
Williams Partners Common Unit LP        COM UNIT LP   96950F104     2360   76950   SH         Defined      1 2  76950
XTO Energy Inc.                         COM           98385X106      242    5200   SH         Defined      1 2   5200
Yamana Gold Inc.                        COM           98462Y100      171   15000   SH         Defined      1 2  15000